Significant Accounting Policies and Basis of Preparation (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Significant Accounting Policies and Basis of Preparation [Abstract]
Potentially dilutive options and warrants excluded from diluted loss per share	9,251,640	8,187,939